CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 44,159	$ 65,436
Other comprehensive income (loss), net of tax:
Net unrealized (loss) gain on derivatives	(12,000)	5,247
Foreign currency translation adjustment	32,507	(18,986)
Total other comprehensive income (loss)	20,507	(13,739)
Comprehensive income	64,666	51,697
Comprehensive (income) loss attributable to noncontrolling interests	(8,238)	7,113
Comprehensive income attributable to Dole plc	$ 56,428	$ 58,810